Stockholders' Equity Changes in Accumulated Other Comprehensive Loss (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Jun. 28, 2013	Jun. 29, 2012	Mar. 29, 2013	Mar. 30, 2012	Apr. 01, 2011	Apr. 02, 2010
Accumulated other comprehensive loss	$ (1,424)	$ (1,207)	$ (1,354)	$ (1,093)	$ (690)	$ (1,052)
Foreign currency translation adjustments, Net of Tax	(83)	(127)
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	(13)	(13)
Foreign Currency Translation Adjustment [Member]
Accumulated other comprehensive loss	(7)	33	77	160
Foreign currency translation adjustments, Net of Tax	(84)	(127)
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	0	0
Other Pension Plans, Postretirement or Supplemental Plans, Defined Benefit [Member]
Accumulated other comprehensive loss	(1,417)	(1,240)	(1,431)	(1,253)
Foreign currency translation adjustments, Net of Tax	1	0
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	$ (13)	$ (13)